Phoenix Investment Partners



                            SEMIANNUAL REPORT

                                                          FEBRUARY 28, 2002





   Hollister



                                                 Phoenix-Hollister
                                                 Small Cap Value Fund

                                                 Phoenix-Hollister
                                                 Value Equity Fund





[LOGO APPEARS HERE]

PHOENIX INVESTMENT PARTNERS
A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE PRESIDENT


DEAR SHAREHOLDER:

    We are pleased to provide this financial summary for the six months ended February 28, 2002 for the Phoenix-Hollister Small Cap Value and
Phoenix-Hollister Value Equity Funds.

    Please visit www.PhoenixInvestments.com for more current and complete fund information, to access your account, or to learn more about the investment manager and investing successfully. Just take the Individual Investors path. Or, contact your financial advisor or call us at 1-800-243-1574 for information and assistance.

Sincerely,


/s/ Philip R. McLoughlin
------------------------
Philip R. McLoughlin


FEBRUARY 28, 2002






Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

Phoenix-Hollister Small Cap Value Fund


                        INVESTMENTS AT FEBRUARY 28, 2002
                                  (UNAUDITED)

                                                        SHARES     VALUE
                                                       -------- -----------
COMMON STOCKS--95.5%

ADVERTISING--1.2%
Catalina Marketing Corp.(b) .......................     62,700  $ 2,262,216

AEROSPACE & DEFENSE--1.3%
Integrated Defence Technologies, Inc.(b) ..........     48,900    1,246,950
Loral Space & Communications Ltd.(b) ..............    547,700    1,089,923
                                                                -----------
                                                                  2,336,873
                                                                -----------
AIR FREIGHT & COURIERS--1.4%
Airborne, Inc. ....................................    110,000    1,988,800
EGL, Inc.(b) ......................................     50,000      533,500
                                                                -----------
                                                                  2,522,300
                                                                -----------
AIRLINES--2.3%
Continental Airlines, Inc. Class B(b) .............     60,000    1,890,000
Southwest Airlines Co. ............................    110,000    2,322,100
                                                                -----------
                                                                  4,212,100
                                                                -----------
APPAREL & ACCESSORIES--4.4%
Liz Claiborne, Inc. ...............................     33,900    1,027,509
Nautica Enterprises, Inc.(b) ......................    103,400    1,399,002
Russell Corp. .....................................    180,000    2,766,600
Sketchers U.S.A., Inc. Class A(b) .................    200,000    2,878,000
                                                                -----------
                                                                  8,071,111
                                                                -----------
APPAREL RETAIL--1.5%
Burlington Coat Factory Warehouse Corporation .....     36,100      654,854
Talbots, Inc. .....................................     52,400    2,101,764
                                                                -----------
                                                                  2,756,618
                                                                -----------
APPLICATION SOFTWARE--0.8%
Jack Henry & Associates, Inc. .....................     35,900      779,030
Simplex Solutions, Inc.(b) ........................     99,000      771,210
                                                                -----------
                                                                  1,550,240
                                                                -----------
BANKS--9.1%
Commerce Bancshares, Inc. .........................     30,135    1,257,835
Cullen/Frost Bankers, Inc. ........................    173,000    5,959,850
Golden State Bancorp, Inc. ........................     20,000      609,600
Hibernia Corp. Class A ............................    150,000    2,760,000
Net.B@nk, Inc.(b) .................................    127,300    1,759,286
Southwest Bancorp. of Texas, Inc.(b) ..............     80,000    2,460,000
Sterling Bancshares, Inc. .........................     45,000      598,050



                                                        SHARES     VALUE
                                                       -------- -----------
BANKS--CONTINUED
Washington Federal, Inc. ..........................     11,000  $   285,340
Webster Financial Corp. ...........................     30,000    1,051,800
                                                                -----------
                                                                 16,741,761
                                                                -----------
BIOTECHNOLOGY--4.1%
Bruker Daltonics, Inc.(b) .........................    174,000    1,557,300
Diversa Corp.(b) ..................................    170,000    1,820,700
Harvard Bioscience, Inc.(b) .......................    290,000    2,331,600
Incyte Genomics, Inc.(b) ..........................    165,000    1,813,350
                                                                -----------
                                                                  7,522,950
                                                                -----------
BUILDING PRODUCTS--1.5%
York International Corp. ..........................     77,000    2,695,000

CASINOS & GAMING--1.8%
Park Place Entertainment Corp.(b) .................    150,000    1,465,500
WMS Industries, Inc.(b) ...........................    109,100    1,851,427
                                                                -----------
                                                                  3,316,927
                                                                -----------
COMMERCIAL PRINTING--3.2%
Valassis Communications, Inc.(b) ..................    152,000    5,845,920

COMMODITY CHEMICALS--1.9%
Georgia Gulf Corp. ................................     90,000    2,160,900
Lyondell Chemical Co. .............................     81,000    1,266,030
                                                                -----------
                                                                  3,426,930
                                                                -----------
CONSTRUCTION & ENGINEERING--1.0%
MasTec, Inc.(b) ...................................    334,500    1,926,720

CONSTRUCTION & FARM MACHINERY--5.6%
Astec Industries, Inc.(b) .........................    215,700    3,300,210
Terex Corp. .......................................    248,400    5,062,392
Trinity Industries, Inc. ..........................     84,800    1,859,664
                                                                -----------
                                                                 10,222,266
                                                                -----------
CONSTRUCTION MATERIALS--2.5%
Texas Industries, Inc. ............................    120,000    4,602,000

CONSUMER FINANCE--9.5%
Allied Capital Corp. ..............................    160,000    4,364,800
American Capital Strategies Ltd. ..................    150,000    4,293,000
Dollar Thrifty Automotive Group, Inc.(b) ..........    240,000    4,080,000
Doral Financial Corp. .............................    137,000    4,704,580
                                                                -----------
                                                                 17,442,380
                                                                -----------



                       See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                                                        SHARES     VALUE
                                                       -------- -----------
DATA PROCESSING SERVICES--2.2%
Alliance Data Systems Corp.(b) ....................   187,000   $ 3,964,400

DEPARTMENT STORES--1.5%
Nordstrom, Inc. ...................................   105,000     2,673,300

DIVERSIFIED CHEMICALS--1.1%
Cabot Corp. .......................................    60,400     1,973,872

DIVERSIFIED FINANCIAL SERVICES--3.6%
Ambac Financial Group, Inc. .......................    75,000     4,653,750
SWS Group, Inc. ...................................   100,000     1,925,000
                                                                -----------
                                                                  6,578,750
                                                                -----------
ELECTRIC UTILITIES--0.6%
El Paso Electric Co.(b) ...........................    80,000     1,148,800

EMPLOYMENT SERVICES--1.6%
Manpower, Inc. ....................................    90,000     3,017,700

FOOTWEAR--1.8%
Reebok International Ltd.(b) ......................   118,000     3,266,240

HEALTH CARE DISTRIBUTORS & SERVICES--1.7%
Unilab Corp.(b) ...................................   145,000     3,066,750

HEALTH CARE EQUIPMENT--0.4%
ATS Medical, Inc.(b) ..............................   353,500       664,580

HEALTH CARE FACILITIES--1.4%
HEALTHSOUTH Corp.(b) ..............................   135,000     1,607,850
Manor Care, Inc.(b) ...............................    50,000       937,500
                                                                -----------
                                                                  2,545,350
                                                                -----------
HOTELS--1.1%
Hilton Hotels Corp. ...............................   160,000     2,057,600

HOUSEHOLD APPLIANCES--1.2%
Toro Co. (The) ....................................    40,000     2,268,000

LEISURE FACILITIES--2.6%
Six Flags, Inc.(b) ................................   330,000     4,867,500

LEISURE PRODUCTS--2.2%
Hasbro, Inc. ......................................   280,000     4,006,800

MANAGED HEALTH CARE--2.2%
Health Net, Inc.(b) ...............................    60,000     1,454,400
Humana, Inc.(b) ...................................   200,000     2,620,000
                                                                -----------
                                                                  4,074,400
                                                                -----------




                                                        SHARES     VALUE
                                                       -------- -----------
MOVIES & ENTERTAINMENT--0.7%
4 Kids Entertainment, Inc.(b) .....................     80,000  $ 1,308,000

OFFICE SERVICES & SUPPLIES--0.7%
Steelcase, Inc. Class A ...........................     79,400    1,204,498

OIL & GAS EQUIPMENT & SERVICES--1.0%
Global Industries Ltd.(b) .........................    200,000    1,780,000

PACKAGED FOODS--0.9%
Fresh Del Monte Produce, Inc. .....................    100,000    1,745,000

PHARMACEUTICALS--1.2%
Cell Therapeutics, Inc.(b) ........................    100,000    2,209,000

PROPERTY & CASUALTY INSURANCE--3.4%
Commerce Group, Inc. (The) ........................     45,000    1,673,550
Ohio Casualty Corp.(b) ............................    119,100    2,231,934
PMA Capital Corp. Class A .........................     38,800      791,520
Radian Group, Inc. ................................     31,600    1,474,772
                                                                -----------
                                                                  6,171,776
                                                                -----------
REAL ESTATE INVESTMENT TRUSTS--1.8%
iStar Financial, Inc. .............................     23,900      648,407
Prentiss Properties Trust .........................     40,000    1,124,000
RFS Hotel Investors, Inc. .........................     40,000      555,600
Ventas, Inc. ......................................     80,000    1,015,200
                                                                -----------
                                                                  3,343,207
                                                                -----------
SEMICONDUCTORS--1.2%
Pixelworks, Inc.(b) ...............................    205,900    2,164,009

SPECIALTY STORES--4.0%
Barnes & Noble, Inc.(b) ...........................     40,400    1,251,996
Office Depot, Inc.(b) .............................    193,000    3,668,930
Pier 1 Imports, Inc. ..............................     65,200    1,302,044
Toys `R' Us, Inc.(b) ..............................     65,800    1,171,898
                                                                -----------
                                                                  7,394,868
                                                                -----------
TOBACCO--2.2%
UST, Inc. .........................................    118,300    4,123,938

TRUCKING--0.1%
Heartland Express(b) ..............................      8,400      189,252
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $163,290,265)                                  175,261,902
---------------------------------------------------------------------------



                       See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                                                        SHARES     VALUE
                                                       -------- -----------
FOREIGN COMMON STOCKS--1.7%

HOTELS--1.7%
Four Seasons Hotels, Inc. (Canada) ................     60,000  $ 2,995,800
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,342,354)                                      2,995,800
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.2%
(IDENTIFIED COST $165,632,619)                                  178,257,702
---------------------------------------------------------------------------

                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)
                                           -----------  --------
SHORT-TERM OBLIGATIONS--4.3%

COMMERCIAL PAPER--4.3%
Asset Securitization Corp.
1.90%, 3/1/02 ..............................    A-1+    $  907      907,000
Target Corp. 1.87%, 3/1/02 .................    A-1      3,260    3,260,000
Marsh & McLennan Co., Inc.
1.82%, 3/5/02 ..............................    A-1+     2,500    2,499,494
Receivables Capital Corp.
1.80%, 3/14/02 .............................    A-1+     1,270    1,269,175
---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $7,935,669)                                      7,935,669
---------------------------------------------------------------------------

TOTAL INVESTMENTS--101.5%
(IDENTIFIED COST $173,568,288)                                  186,193,371(a)
Other assets and liabilities, net--(1.5)%                        (2,725,877)
                                                               ------------
NET ASSETS--100.0%                                             $183,467,494
                                                               ============







(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $22,391,624 and gross depreciation of $11,062,897 for federal income tax purposes. At February 28, 2002, the aggregate cost of securities for federal tax purposes was $174,864,644.
(b) Non-income producing.


                       See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2002
                                  (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $173,568,288)                          $186,193,371
Cash                                                              3,522
Receivables
   Investment securities sold                                 1,039,271
   Fund shares sold                                             751,640
   Dividends and interest                                       109,821
   Receivable from adviser                                        1,718
Prepaid expenses                                                  1,043
                                                           ------------
      Total assets                                          188,100,386
                                                           ------------
LIABILITIES
Payables
   Investment securities purchased                            3,982,582
   Fund shares repurchased                                      366,391
   Investment advisory fee                                       96,978
   Distribution fee                                              85,837
   Transfer agent fee                                            50,810
   Financial agent fee                                           15,493
   Trustees' fee                                                  7,539
Accrued expenses                                                 27,262
                                                           ------------
      Total liabilities                                       4,632,892
                                                           ------------
NET ASSETS                                                 $183,467,494
                                                           ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest           $197,389,419
Undistributed net investment loss                              (466,801)
Accumulated net realized loss                               (26,080,207)
Net unrealized appreciation                                  12,625,083
                                                           ------------
NET ASSETS                                                 $183,467,494
                                                           ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $90,022,063)            7,155,098
Net asset value per share                                         $12.58
Offering price per share $12.58/(1-5.75%)                         $13.35

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $42,976,443)            3,542,964
Net asset value and offering price per share                      $12.13

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $50,468,988)            4,161,465
Net asset value and offering price per share                      $12.13




                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2002
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                   $   943,897
Interest                                                        103,228
Foreign taxes withheld                                           (3,492)
                                                            -----------
      Total investment income                                 1,043,633
                                                            -----------
EXPENSES
Investment advisory fee                                         766,197
Distribution fee, Class A                                       106,642
Distribution fee, Class B                                       198,348
Distribution fee, Class C                                       226,415
Financial agent fee                                              88,227
Transfer agent                                                  205,446
Registration                                                     31,930
Printing                                                         26,397
Professional                                                     16,229
Custodian                                                        14,441
Trustees                                                         11,252
Miscellaneous                                                     7,095
                                                            -----------
      Total expenses                                          1,698,619
      Less expenses borne by investment adviser                (186,534)
      Custodian fees paid indirectly                             (1,651)
                                                            -----------
      Net expenses                                            1,510,434
                                                            -----------
NET INVESTMENT LOSS                                            (466,801)
                                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                              (1,995,218)
Net change in unrealized appreciation (depreciation) on
   investments                                                1,015,851
                                                            -----------
NET LOSS ON INVESTMENTS                                        (979,367)
                                                            -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS        $(1,446,168)
                                                            ===========



                       See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund



                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     Six Months
                                                                                                        Ended
                                                                                                       2/28/02       Year Ended
                                                                                                     (Unaudited)       8/31/01
                                                                                                    -------------   ------------
FROM OPERATIONS
   Net investment income (loss)                                                                     $   (466,801)   $ (1,124,886)
   Net realized gain (loss)                                                                           (1,995,218)    (19,876,866)
   Net change in unrealized appreciation (depreciation)                                                1,015,851      (4,117,826)
                                                                                                    ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        (1,446,168)    (25,119,578)
                                                                                                    ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class A                                                               (140,164)    (12,419,730)
   Net realized short-term gains, Class B                                                                (67,776)     (4,346,805)
   Net realized short-term gains, Class C                                                                (76,536)     (4,850,026)
   Net realized long-term gains, Class A                                                                      --      (1,369,770)
   Net realized long-term gains, Class B                                                                      --        (479,367)
   Net realized long-term gains, Class C                                                                      --        (534,938)
                                                                                                    ------------    ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                            (284,476)    (24,000,636)
                                                                                                    ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,548,045 and 4,439,627 shares, respectively)                       18,851,601      64,132,346
   Net asset value of shares issued from reinvestment of distributions (9,344 and 933,117 shares,
   respectively)                                                                                         117,082      12,578,381
   Cost of shares repurchased (1,331,516 and 2,870,749 shares, respectively)                         (16,406,620)    (39,861,105)
                                                                                                    ------------    ------------
Total                                                                                                  2,562,063      36,849,622
                                                                                                    ------------    ------------
CLASS B
   Proceeds from sales of shares (568,112 and 1,756,123 shares, respectively)                          6,627,122      23,859,681
   Net asset value of shares issued from reinvestment of distributions (4,748 and 344,090 shares,
   respectively)                                                                                          56,954       4,511,062
   Cost of shares repurchased (299,980 and 348,168 shares, respectively)                              (3,480,426)     (4,728,488)
                                                                                                    ------------    ------------
Total                                                                                                  3,203,650      23,642,255
                                                                                                    ------------    ------------
CLASS C
   Proceeds from sales of shares (775,383 and 1,989,186 shares, respectively)                          9,102,403      27,302,500
   Net asset value of shares issued from reinvestment of distributions (4,788 and 378,966 shares,
   respectively)                                                                                          57,884       4,968,110
   Cost of shares repurchased (310,248 and 275,918 shares, respectively)                              (3,621,983)     (3,672,131)
                                                                                                    ------------    ------------
Total                                                                                                  5,538,304      28,598,479
                                                                                                    ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                          11,304,017      89,090,356
                                                                                                    ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                               9,573,373      39,970,142
NET ASSETS
   Beginning of period                                                                               173,894,121     133,923,979
                                                                                                    ------------    ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF ($466,801) AND $0,
   RESPECTIVELY]                                                                                    $183,467,494    $173,894,121
                                                                                                    ============    ============


                       See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund



                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS                                                          FROM
                                                   ENDED                    YEAR ENDED AUGUST 31                  INCEPTION
                                                  2/28/02         ----------------------------------------       11/20/97 to
                                                (UNAUDITED)        2001            2000            1999            8/31/98
Net asset value, beginning of period              $12.72          $17.90          $11.41          $ 8.11           $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                 (0.01)          (0.05)          (0.08)           0.01            (0.01)
   Net realized and unrealized gain (loss)         (0.11)          (2.34)           7.38            3.31            (1.85)
                                                  ------          ------          ------          ------           ------
      TOTAL FROM INVESTMENT OPERATIONS             (0.12)          (2.39)           7.30            3.32            (1.86)
                                                  ------          ------          ------          ------           ------
LESS DISTRIBUTIONS
   Dividends from net investment income               --              --              --              --            (0.03)
   Dividends from net realized gains               (0.02)          (2.79)          (0.81)          (0.02)              --
                                                  ------          ------          ------          ------           ------
      TOTAL DISTRIBUTIONS                          (0.02)          (2.79)          (0.81)          (0.02)           (0.03)
                                                  ------          ------          ------          ------           ------
Change in net asset value                          (0.14)          (5.18)           6.49            3.30            (1.89)
                                                  ------          ------          ------          ------           ------
NET ASSET VALUE, END OF PERIOD                    $12.58          $12.72          $17.90          $11.41           $ 8.11
                                                  ======          ======          ======          ======           ======
Total return(2)                                    (0.95)%(5)     (14.24)%         66.15 %         40.90 %         (18.64)%(5)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)         $90,022         $88,174         $79,254         $26,926          $14,519
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                            1.40%(6)(7)     1.40%(7)        1.40%(7)        1.40%            1.40%(6)
   Net investment income (loss)                    (0.17)%(6)      (0.39)%         (0.45)%          0.15%           (0.14)%(6)
Portfolio turnover                                    74%(5)         229%            191%            203%             105%(5)


                                                                                 CLASS B
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS                                                          FROM
                                                   ENDED                    YEAR ENDED AUGUST 31                  INCEPTION
                                                  2/28/02         ----------------------------------------       11/20/97 to
                                                (UNAUDITED)        2001            2000            1999            8/31/98
Net asset value, beginning of period              $12.31          $17.54          $11.27          $ 8.07           $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                 (0.05)          (0.16)          (0.19)          (0.06)           (0.08)
   Net realized and unrealized gain (loss)         (0.11)          (2.28)           7.27            3.28            (1.82)
                                                  ------          ------          ------          ------           ------
      TOTAL FROM INVESTMENT OPERATIONS             (0.16)          (2.44)           7.08            3.22            (1.90)
                                                  ------          ------          ------          ------           ------
LESS DISTRIBUTIONS
   Dividends from net investment income               --              --              --              --            (0.03)
   Dividends from net realized gains               (0.02)          (2.79)          (0.81)          (0.02)              --
                                                  ------          ------          ------          ------           ------
      TOTAL DISTRIBUTIONS                          (0.02)          (2.79)          (0.81)          (0.02)           (0.03)
                                                  ------          ------          ------          ------           ------
Change in net asset value                          (0.18)          (5.23)           6.27            3.20            (1.93)
                                                  ------          ------          ------          ------           ------
NET ASSET VALUE, END OF PERIOD                    $12.13          $12.31          $17.54          $11.27           $ 8.07
                                                  ======          ======          ======          ======           ======
Total return(2)                                    (1.30)%(5)     (14.89)%         64.97 %         39.86 %         (19.07)%(5)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)         $42,976         $40,270         $26,625          $9,494           $5,922
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                            2.15%(6)(7)     2.15%(7)        2.15%(7)        2.15%            2.15%(6)
   Net investment income (loss)                    (0.93)%(6)      (1.14)%         (1.20)%         (0.60)%          (1.01)%(6)
Portfolio turnover                                    74%(5)         229%            191%            203%             105%(5)



(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.62%, 1.58%, 1.67%, 1.87% and 3.12% for the periods ended February 28, 2002,
    August 31, 2001, 2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.37%, 2.33%, 2.42%, 2.62% and 3.87% for the periods ended February 28, 2002,
    August 31, 2001, 2000, 1999 and 1998, respectively.
(5) Not annualized.
(6) Annualized.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund



                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                    CLASS C
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS                                                          FROM
                                                   ENDED                    YEAR ENDED AUGUST 31                  INCEPTION
                                                  2/28/02         ----------------------------------------       11/20/97 to
                                                (UNAUDITED)          2001            2000            1999            8/31/98
Net asset value, beginning of period               $12.31          $17.54          $11.27          $ 8.07           $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                  (0.05)          (0.16)          (0.19)          (0.06)           (0.08)
   Net realized and unrealized gain (loss)          (0.11)          (2.28)           7.27            3.28            (1.82)
                                                   ------          ------          ------          ------           ------
      TOTAL FROM INVESTMENT OPERATIONS              (0.16)          (2.44)           7.08            3.22            (1.90)
                                                   ------          ------          ------          ------           ------
LESS DISTRIBUTIONS
   Dividends from net investment income                --              --              --              --            (0.03)
   Dividends from net realized gains                (0.02)          (2.79)          (0.81)          (0.02)              --
                                                   ------          ------          ------          ------           ------
      TOTAL DISTRIBUTIONS                           (0.02)          (2.79)          (0.81)          (0.02)           (0.03)
                                                   ------          ------          ------          ------           ------
Change in net asset value                           (0.18)          (5.23)           6.27            3.20            (1.93)
                                                   ------          ------          ------          ------           ------
NET ASSET VALUE, END OF PERIOD                     $12.13          $12.31          $17.54          $11.27           $ 8.07
                                                   ======          ======          ======          ======           ======
Total return(2)                                     (1.30)%(4)     (14.89)%         64.97%          39.86%          (19.09)%(4)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)          $50,469         $45,450         $28,046          $6,465           $2,770
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                             2.15%(5)(6)     2.15%(6)        2.15%(6)        2.15%            2.15%(5)
   Net investment income (loss)                     (0.93)%(5)      (1.14)%         (1.20)%         (0.60)%          (0.98)%(5)
Portfolio turnover                                     74%(4)         229%            191%            203%             105%(4)


(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.37%, 2.33%, 2.42%, 2.62% and 3.87% for the periods ended February 28, 2002,
    August 31, 2001, 2000, 1999 and 1998, respectively.
(4) Not annualized.
(5) Annualized.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.



                       See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund



                        INVESTMENTS AT FEBRUARY 28, 2002
                                  (UNAUDITED)

                                                    SHARES     VALUE
                                                  --------- -----------
COMMON STOCKS--95.7%

AEROSPACE & DEFENSE--4.9%
Boeing Co. (The) .............................      47,900  $ 2,201,484
General Dynamics Corp. .......................      10,800      981,504
Honeywell International, Inc. ................      17,800      678,536
Northrop Grumman Corp. .......................       5,400      578,016
United Technologies Corp. ....................      15,000    1,094,250
                                                            -----------
                                                              5,533,790
                                                            -----------
AIRLINES--1.4%
Delta Air Lines, Inc. ........................      45,000    1,552,500

ALUMINUM--3.0%
Alcoa, Inc. ..................................      90,000    3,381,300

APPAREL RETAIL--2.6%
American Eagle Outfitters, Inc.(b) ...........      40,000      998,800
Talbots ......................................      47,500    1,905,225
                                                            -----------
                                                              2,904,025
                                                            -----------
AUTO PARTS & EQUIPMENT--1.5%
Johnson Controls, Inc. .......................      18,700    1,659,812

BANKS--13.5%
Comerica, Inc. ...............................      65,000    3,890,250
Compass Bancshares, Inc. .....................      44,000    1,317,800
Cullen/Frost Bankers, Inc. ...................      86,900    2,993,705
FleetBoston Financial Corp. ..................      73,500    2,453,430
U.S. Bancorp .................................      40,000      834,000
Union Planters Corp. .........................      17,000      791,520
Wells Fargo & Co. ............................      60,900    2,856,210
                                                            -----------
                                                             15,136,915
                                                            -----------
BIOTECHNOLOGY--1.4%
Amgen, Inc.(b) ...............................      22,000    1,275,560
Biogen, Inc.(b) ..............................       6,700      356,105
                                                            -----------
                                                              1,631,665
                                                            -----------
COMPUTER HARDWARE--1.0%
Compaq Computer Corp. ........................     111,400    1,129,596

CONSTRUCTION & FARM MACHINERY--4.1%
Caterpillar, Inc. ............................      52,800    2,930,928
Deere & Co. ..................................      35,600    1,706,308
                                                            -----------
                                                              4,637,236
                                                            -----------



                                                    SHARES     VALUE
                                                  --------- -----------
CONSUMER FINANCE--2.7%
Household International, Inc. ................      27,700  $ 1,426,550
MBNA Corp. ...................................      47,200    1,636,896
                                                            -----------
                                                              3,063,446
                                                            -----------
DEPARTMENT STORES--1.9%
May Department Stores Co. (The) ..............      31,200    1,143,168
Nordstrom, Inc. ..............................      41,000    1,043,860
                                                            -----------
                                                              2,187,028
                                                            -----------
DIVERSIFIED CHEMICALS--4.0%
Dow Chemical Co. (The) .......................      68,000    2,127,040
Du Pont (E.I.) de Nemours & Co. ..............      50,300    2,356,052
                                                            -----------
                                                              4,483,092
                                                            -----------
DIVERSIFIED COMMERCIAL SERVICES--2.7%
Cendant Corp.(b) .............................     175,000    3,046,750

DIVERSIFIED FINANCIAL SERVICES--8.4%
American Express Co. .........................      50,000    1,822,500
Citigroup, Inc. ..............................      49,900    2,257,975
Freddie Mac ..................................       6,700      427,058
Lehman Brothers Holdings, Inc. ...............      36,000    2,034,000
Merrill Lynch & Co., Inc. ....................      60,600    2,905,770
                                                            -----------
                                                              9,447,303
                                                            -----------
ENVIRONMENTAL SERVICES--2.8%
Waste Management, Inc. .......................     120,000    3,157,200

GENERAL MERCHANDISE STORES--3.1%
Target Corp. .................................      82,100    3,439,990

HEALTH CARE FACILITIES--0.8%
HCA, Inc. ....................................      22,600      920,498

HOTELS--1.6%
Marriott International, Inc. Class A .........      46,800    1,847,196

HOUSEHOLD PRODUCTS--1.9%
Clorox Co. (The) .............................      11,300      494,827
Kimberly-Clark Corp. .........................      25,900    1,621,340
                                                            -----------
                                                              2,116,167
                                                            -----------
INDUSTRIAL CONGLOMERATES--1.9%
Textron, Inc. ................................      46,100    2,191,133

INDUSTRIAL MACHINERY--1.9%
Illinois Tool Works, Inc. ....................      28,900    2,125,884



                       See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                                                    SHARES     VALUE
                                                  --------- -----------
INSURANCE BROKERS--1.1%
Aon Corp. ....................................      34,300  $ 1,187,809

INTEGRATED OIL & GAS--1.0%
ChevronTexaco Corp. ..........................      14,000    1,182,160

INTERNET SOFTWARE & SERVICES--0.7%
Liberate Technologies, Inc.(b) ...............     110,000      815,100

LIFE & HEALTH INSURANCE--4.2%
AFLAC, Inc. ..................................      81,200    2,086,840
MetLife, Inc. ................................      83,500    2,661,980
                                                            -----------
                                                              4,748,820
                                                            -----------
MANAGED HEALTH CARE--1.0%
Aetna, Inc. ..................................      32,200    1,128,932

MULTI-LINE INSURANCE--0.6%
Loews Corp. ..................................      12,500      729,125

PAPER PRODUCTS--2.2%
International Paper Co. ......................      56,000    2,450,000

PHARMACEUTICALS--1.4%
Cell Therapeutics, Inc.(b) ...................      70,000    1,546,300

PROPERTY & CASUALTY INSURANCE--3.0%
Allstate Corp. (The) .........................      73,200    2,563,464
Chubb Corp. (The) ............................      10,400      781,456
                                                            -----------
                                                              3,344,920
                                                            -----------
PUBLISHING & PRINTING--0.6%
Knight-Ridder, Inc. ..........................       9,200      620,080

RAILROADS--4.1%
CSX Corp. ....................................      64,000    2,415,360
Union Pacific Corp. ..........................      37,000    2,244,790
                                                            -----------
                                                              4,660,150
                                                            -----------
RESTAURANTS--1.3%
McDonald's Corp. .............................      56,600    1,477,260

SPECIALTY STORES--1.2%
Toys `R' Us, Inc.(b) .........................      73,800    1,314,378

TELECOMMUNICATIONS EQUIPMENT--1.2%
Corning, Inc.(b) .............................     133,200      896,436
JDS Uniphase Corp.(b) ........................      85,200      413,220
                                                            -----------
                                                              1,309,656
                                                            -----------



                                                    SHARES     VALUE
                                                  --------- -----------
TOBACCO--5.0%
Philip Morris Cos., Inc. .....................      66,000  $ 3,475,560
UST, Inc. ....................................      60,300    2,102,058
                                                            -----------
                                                              5,577,618
                                                            -----------
-----------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $103,616,816)                              107,684,834
-----------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.7%
(IDENTIFIED COST $103,616,816)                              107,684,834
-----------------------------------------------------------------------


                                         STANDARD     PAR
                                         & POOR'S    VALUE
                                          RATING     (000)
                                         ---------  -------
SHORT-TERM OBLIGATIONS--4.8%
COMMERCIAL PAPER--4.8%
Exxon Mobil Corp. 1.88%, 3/1/02 ........    A-1+    $2,765    2,765,000
General Electric Capital Corp.
1.77%, 3/6/02 ..........................    A-1+     2,600    2,599,361
-----------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $5,364,361)                                  5,364,361
-----------------------------------------------------------------------
TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $108,981,177)                              113,049,195(a)
Other assets and liabilities, net--(0.5)%                      (513,120)
                                                           ------------
NET ASSETS--100.0%                                         $112,536,075
                                                           ============





(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,158,384 and gross depreciation of $4,546,606 for federal income tax purposes. At February 28, 2002, the aggregate cost of securities for federal income tax purposes was $109,437,417.
(b) Non-income producing.


                       See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund



                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2002
                                  (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $108,981,177)                          $113,049,195
Cash                                                                 40
Receivables
   Investment securities sold                                 1,459,339
   Fund shares sold                                             153,876
   Dividends and interest                                       144,015
   Receivable from adviser                                           23
Prepaid expenses                                                    696
                                                           ------------
      Total assets                                          114,807,184
                                                           ------------
LIABILITIES
Payables
   Investment securities purchased                            2,011,995
   Fund shares repurchased                                       83,359
   Distribution fee                                              53,572
   Investment advisory fee                                       46,911
   Transfer agent fee                                            34,282
   Financial agent fee                                           10,951
   Trustees' fee                                                  7,539
Accrued expenses                                                 22,500
                                                           ------------
      Total liabilities                                       2,271,109
                                                           ------------
NET ASSETS                                                 $112,536,075
                                                           ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest           $120,436,188
Undistributed net investment loss                              (101,914)
Accumulated net realized loss                               (11,866,217)
Net unrealized appreciation                                   4,068,018
                                                           ------------
NET ASSETS                                                 $112,536,075
                                                           ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $54,982,194)           4,609,061
Net asset value per share                                        $11.93
Offering price per share $11.93/(1-5.75%)                        $12.66

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $34,945,756)           3,000,561
Net asset value and offering price per share                     $11.65

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $22,608,125)           1,939,465
Net asset value and offering price per share                     $11.66





                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2002
                                  (UNAUDITED)

INVESTMENT INCOME

Dividends                                                  $    965,376
Interest                                                         79,327
Foreign taxes withheld                                             (415)
                                                           ------------
      Total investment income                                 1,044,288
                                                           ------------
EXPENSES
Investment advisory fee                                         420,332
Distribution fee, Class A                                        69,395
Distribution fee, Class B                                       172,333
Distribution fee, Class C                                       110,530
Financial agent fee                                              64,669
Transfer agent                                                  134,941
Registration                                                     32,018
Professional                                                     14,986
Printing                                                         13,071
Trustees                                                         11,252
Custodian                                                        10,061
Miscellaneous                                                     6,006
                                                           ------------
      Total expenses                                          1,059,594
      Less expenses borne by investment adviser                (146,247)
      Custodian fees paid indirectly                               (646)
                                                           ------------
      Net expenses                                              912,701
                                                           ------------
NET INVESTMENT INCOME                                           131,587
                                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                             (11,135,777)
Net change in unrealized appreciation (depreciation) on
   investments                                                5,352,058
                                                           ------------
NET LOSS ON INVESTMENTS                                      (5,783,719)
                                                           ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS       $ (5,652,132)
                                                           ============




                       See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund




                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                       Six Months
                                                                                                          Ended
                                                                                                         2/28/02        Year Ended
                                                                                                       (Unaudited)        8/31/01
                                                                                                      ------------    -------------
FROM OPERATIONS
   Net investment income (loss)                                                                       $    131,587    $    151,001
   Net realized gain (loss)                                                                            (11,135,777)      3,803,605
   Net change in unrealized appreciation (depreciation)                                                  5,352,058     (13,970,955)
                                                                                                      ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                          (5,652,132)    (10,016,349)
                                                                                                      ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                         (384,502)             --
   Net realized short-term gains, Class A                                                                       --      (2,387,259)
   Net realized short-term gains, Class B                                                                       --      (1,587,843)
   Net realized short-term gains, Class C                                                                       --        (803,541)
   Net realized long-term gains, Class A                                                                  (725,832)     (1,737,888)
   Net realized long-term gains, Class B                                                                  (457,964)     (1,155,601)
   Net realized long-term gains, Class C                                                                  (296,212)       (588,929)
                                                                                                      ------------    ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                            (1,864,510)     (8,261,061)
                                                                                                      ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (701,390 and 3,287,318 shares, respectively)                            8,316,531      46,692,986
   Net asset value of shares issued from reinvestment of distributions (86,985 and 281,813 shares,
   respectively)                                                                                         1,032,090       4,052,824
   Cost of shares repurchased (746,176 and 1,529,227 shares, respectively)                              (8,857,256)    (21,729,099)
                                                                                                      ------------    ------------
Total                                                                                                      491,365      29,016,711
                                                                                                      ------------    ------------
CLASS B
   Proceeds from sales of shares (283,711 and 1,249,934 shares, respectively)                            3,261,341      17,310,177
   Net asset value of shares issued from reinvestment of distributions (32,639 and 190,760 shares,
   respectively)                                                                                           378,937       2,685,788
   Cost of shares repurchased (268,320 and 280,219 shares, respectively)                                (3,072,906)     (3,798,118)
                                                                                                      ------------    ------------
Total                                                                                                      567,372      16,197,847
                                                                                                      ------------    ------------
CLASS C
   Proceeds from sales of shares (211,760 and 1,162,509 shares, respectively)                            2,460,745      16,170,224
   Net asset value of shares issued from reinvestment of distributions (19,562 and 81,487 shares,
   respectively)                                                                                           227,306       1,147,715
   Cost of shares repurchased (175,477 and 212,171 shares, respectively)                                (2,032,477)     (2,953,678)
                                                                                                      ------------    ------------
Total                                                                                                      655,574      14,364,261
                                                                                                      ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                             1,714,311      59,578,819
                                                                                                      ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                                (5,802,331)     41,301,409
NET ASSETS
   Beginning of period                                                                                 118,338,406      77,036,997
                                                                                                      ------------    ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF ($101,914) AND $151,001,
   RESPECTIVELY]                                                                                      $112,536,075    $118,338,406
                                                                                                      ============    ============

                       See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund



                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                CLASS A
                                                 ---------------------------------------------------------------------------
                                                  SIX MONTHS                                                        FROM
                                                    ENDED                   YEAR ENDED AUGUST 31                  INCEPTION
                                                   2/28/02        ------------------------------------------     11/5/97 to
                                                 (UNAUDITED)        2001            2000            1999           8/31/98
Net asset value, beginning of period               $12.76          $15.03          $12.11          $ 8.94           $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                      0.03            0.08(1)         0.03(1)         0.02(1)          0.03(1)
   Net realized and unrealized gain (loss)          (0.63)          (0.93)           2.89            3.20            (1.07)
                                                   ------          ------          ------          ------           ------
      TOTAL FROM INVESTMENT OPERATIONS              (0.60)          (0.85)           2.92            3.22            (1.04)
                                                   ------          ------          ------          ------           ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.08)             --              --           (0.05)           (0.02)
   Dividends from net realized gains                (0.15)          (1.42)             --              --               --
                                                   ------          ------          ------          ------           ------
      TOTAL DISTRIBUTIONS                           (0.23)          (1.42)             --           (0.05)           (0.02)
                                                   ------          ------          ------          ------           ------
Change in net asset value                           (0.83)          (2.27)           2.92            3.17            (1.06)
                                                   ------          ------          ------          ------           ------
NET ASSET VALUE, END OF PERIOD                     $11.93          $12.76          $15.03          $12.11           $ 8.94
                                                   ======          ======          ======          ======           ======
Total return(2)                                     (4.66)%(5)      (6.71)%         24.11%          35.89%          (10.28)%(5)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)          $54,982         $58,260         $37,977         $26,974          $19,766
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                             1.25%(6)(7)     1.25%(7)        1.25%(7)        1.25%            1.25%(6)
   Net investment income (loss)                      0.62%(6)        0.53%           0.20%           0.14%            0.31%(6)
Portfolio turnover                                    100%(5)         249%            193%            192%              59%(5)


                                                                                CLASS B
                                                 ---------------------------------------------------------------------------
                                                  SIX MONTHS                                                        FROM
                                                    ENDED                   YEAR ENDED AUGUST 31                  INCEPTION
                                                   2/28/02        ------------------------------------------     11/5/97 to
                                                 (UNAUDITED)        2001            2000            1999           8/31/98
Net asset value, beginning of period               $12.42          $14.77          $12.00          $ 8.89           $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                     (0.01)          (0.03)(1)       (0.08)(1)       (0.07)(1)        (0.04)(1)
   Net realized and unrealized gain (loss)          (0.61)          (0.90)           2.85            3.19            (1.05)
                                                   ------          ------          ------          ------           ------
      TOTAL FROM INVESTMENT OPERATIONS              (0.62)          (0.93)           2.77            3.12            (1.09)
                                                   ------          ------          ------          ------           ------
LESS DISTRIBUTIONS
   Dividends from net investment income                --              --              --           (0.01)           (0.02)
   Dividends from net realized gains                (0.15)          (1.42)             --              --               --
                                                   ------          ------          ------          ------           ------
      TOTAL DISTRIBUTIONS                           (0.15)          (1.42)             --           (0.01)           (0.02)
                                                   ------          ------          ------          ------           ------
Change in net asset value                           (0.77)          (2.35)           2.77            3.11            (1.11)
                                                   ------          ------          ------          ------           ------
NET ASSET VALUE, END OF PERIOD                     $11.65          $12.42          $14.77          $12.00           $ 8.89
                                                   ======          ======          ======          ======           ======
Total return(2)                                     (4.96)%(5)      (7.42)%         23.08%          35.05%          (10.92)%(5)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)          $34,946         $36,669         $26,471         $24,709           $5,291
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                             2.00%(6)(7)     2.00%(7)        2.00%(7)        2.00%            2.00%(6)
   Net investment income (loss)                     (0.14)%(6)      (0.22)%         (0.57)%         (0.62)%          (0.45)%(6)
Portfolio turnover                                    100%(5)         249%            193%            192%              59%(5)



(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.51%, 1.38%, 1.47%, 1.57% and 2.96% for the periods ended February 28, 2002,
    August 31, 2001, 2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.26%, 2.13%, 2.22%, 2.32% and 3.71% for the periods ended February 28, 2002,
    August 31, 2001, 2000, 1999 and 1998, respectively.
(5) Not annualized.
(6) Annualized.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.




                       See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund



                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                CLASS C
                                                 ---------------------------------------------------------------------------
                                                  SIX MONTHS                                                        FROM
                                                    ENDED                   YEAR ENDED AUGUST 31                  INCEPTION
                                                   2/28/02        ------------------------------------------     11/20/97 to
                                                 (UNAUDITED)        2001            2000            1999           8/31/98
Net asset value, beginning of period               $12.43          $14.78          $12.00          $ 8.89           $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                     (0.01)          (0.03)(1)       (0.07)(1)       (0.07)(1)        (0.04)(1)
   Net realized and unrealized gain (loss)          (0.61)          (0.90)           2.85            3.19            (1.05)
                                                   ------          ------          ------          ------           ------
      TOTAL FROM INVESTMENT OPERATIONS              (0.62)          (0.93)           2.78            3.12            (1.09)
                                                   ------          ------          ------          ------           ------
LESS DISTRIBUTIONS
   Dividends from net investment income                --              --              --           (0.01)           (0.02)
   Dividends from net realized gains                (0.15)          (1.42)             --              --               --
                                                   ------          ------          ------          ------           ------
      TOTAL DISTRIBUTIONS                           (0.15)          (1.42)             --           (0.01)           (0.02)
                                                   ------          ------          ------          ------           ------
Change in net asset value                           (0.77)          (2.35)           2.78            3.11            (1.11)
                                                   ------          ------          ------          ------           ------
NET ASSET VALUE, END OF PERIOD                     $11.66          $12.43          $14.78          $12.00           $ 8.89
                                                   ======          ======          ======          ======           ======
Total return(2)                                     (4.96)%(4)      (7.41)%         23.17%          34.91%          (10.86)%(4)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)          $22,608         $23,409         $12,590          $3,108           $2,005
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                             2.00%(5)(6)     2.00%(6)        2.00%(6)        2.00%            2.00%(5)
   Net investment income (loss)                     (0.14)%(5)      (0.22)%         (0.52)%         (0.60) %         (0.45)%(5)
Portfolio turnover                                    100%(4)         249%            193%            192%              59%(4)




(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.26%, 2.13%, 2.22%, 2.32% and 3.71% for the periods ended February 28, 2002,
    August 31, 2001, 2000, 1999 and 1998, respectively.
(4) Not annualized.
(5) Annualized.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.



                       See Notes to Financial Statements

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2002 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix Investment Trust 97 (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company whose shares are offered in two separate Series, each a "Fund." Each Fund has distinct investment objectives.

   Phoenix-Hollister Small Cap Value Fund seeks long-term capital appreciation. Phoenix-Hollister Value Equity Fund's primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income.

   Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences include the treatment of nontaxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Certain prior year distribution amounts have been reclassified to conform to the current year presentation.


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


F. FORWARD CURRENCY CONTRACTS:

   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchanges rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2002 (UNAUDITED)(CONTINUED)



between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At February 28, 2002, the Trust had no forward currency contracts.


G. OPTIONS:

   Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   Each Fund will realize a gain or loss upon the expiration or closing of the options transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   Each Fund may purchase options, which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At February 28, 2002, the Trust had no options.


H. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.


I. REPURCHASE AGREEMENTS:

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remain sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited. At February 28, 2002, the Trust had no repurchase agreements.



2. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS

   As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                             1st     $1-2     $2 +
Fund                                     $1 Billion Billion  Billion
----                                     ---------- -------  -------
Small Cap Value Fund ................       0.90%    0.85%    0.80%
Value Equity Fund ...................       0.75%    0.70%    0.65%

   The Advisor has voluntarily agreed to assume total operating expenses of each Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until August 31, 2002, to the extent that such expenses exceed the following percentages of the average annual net asset values for each Fund:

                                           Class A  Class B  Class C
                                           Shares   Shares   Shares
                                          --------- -------- --------
Small Cap Value Fund ................       1.40%    2.15%    2.15%
Value Equity Fund ...................       1.25%    2.00%    2.00%

   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions of $30,385 for Class A shares, and deferred sales charges of $84,096 for Class B shares and $9,198 for Class C shares for the six months ended February 28, 2002. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the six months ended February 28, 2002, $548,262 was retained by the Distributor, $321,753 was paid to unaffiliated participants, and $13,648 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.

   As Financial Agent of each Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended February 28, 2002, financial agent fees were $152,896, of which PEPCO received $36,000. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended February 28, 2002, transfer agent fees were $340,387, of which PEPCO retained $119,115, which is net of the fees paid to State Street.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2002 (UNAUDITED)(CONTINUED)


   For the six months ended February 28, 2002, the Trust paid PXP Securities Corp., an indirect wholly-owned subsidiary of PNX, brokerage commissions of $127,195 in connection with portfolio transactions effected by it.

   At February 28, 2002, PNX and its affiliates held shares of the Trust which aggregated the following:

                                                        Aggregate Net
                                              Shares     Asset Value
                                            ---------   -------------
Value Equity Fund, Class A ..........         417,133    $ 4,976,396
Value Equity Fund, Class B ..........       1,102,648     12,845,853



3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the six months ended February 28, 2002 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                           Purchases       Sales
                                        ------------   ------------
Small Cap Value Fund ...............    $134,315,976   $123,535,168
Value Equity Fund ..................     112,901,196    107,440,121

   There were no purchases or sales of long-term U.S. Government and agency securities during the six months ended February 28, 2002.


4. CREDIT RISK AND CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   The Trust may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Trust, positive or negative, than if the Trust did not concentrate its investments in such sectors.


5. CAPITAL LOSS CARRYOVERS

   Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the six months ended February 28, 2002, the Small Cap Value Fund deferred capital losses in the amount of $21,421,340.






   This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

FUND MANAGEMENT

      Information pertaining to the Trustees and officers1 of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.



                              INDEPENDENT TRUSTEES



-----------------------------------------------------------------------------------------------------------------------------------
                                                      NUMBER OF
                                                  PORTFOLIOS IN FUND
                                                       COMPLEX                         PRINCIPAL OCCUPATION(S)
NAME, (AGE), AND               LENGTH OF             OVERSEEN BY                       DURING PAST 5 YEARS AND
    ADDRESS                   TIME SERVED              TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Robert Chesek (67)            Served since                31              Currently retired.
                              1997.
-----------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway (72)         Served since                33              Chairman, Rittenhouse Advisors, LLC (consulting firm)
Rittenhouse Advisors, LLC     1997.                                       since 2001. Trustee/Director, Consolidated Edison Company
101 Park Avenue                                                           of New York, Inc. (1970-present), Pace University (1978-
New York, NY 10178                                                        present), Urstadt Biddle Property Corp. (1989-present),
                                                                          Greater New York Councils, Boy Scouts of America (1985-
                                                                          present), Union Pacific Corp. (1978-present), BlackRock
                                                                          Freddie Mac Mortgage Securities Fund (Advisory Director)
                                                                          (1990-present), Centennial Insurance Company (1974-
                                                                          present), Josiah Macy, Jr., Foundation (1975-present),
                                                                          The Harlem Youth Development Foundation (1998-present),
                                                                          Accuhealth (1994-present), Trism, Inc. (1994-present),
                                                                          Realty Foundation of New York (1972-present), New York
                                                                          Housing Partnership Development Corp. (Chairman) (1981-
                                                                          present) and Academy of Political Science (Vice Chairman)
                                                                          (1985 to present). Chairman, Metropolitan Transportation
                                                                          Authority (1992-2001). Director, Atlantic Mutual
                                                                          Insurance Company (1974-2002).
-----------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne (72)      Served since                33              Currently retired.
The Flat, Elmore Court        1997.
Elmore, GL05, GL2 3NT U.K.
-----------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries (71)      Served since                34              Director, The Empire District Electric Company (1984-
8477 Bay Colony Dr. #902      1997.                                       present). Director (1989-1997), Chairman of the Board
Naples, FL 34108                                                          (1993-1997), Phoenix Investment Partners, Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr. (62)         Served since                31              Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.     1997.                                       since 2001. Chairman (1995 to 2000) and Chief Executive
736 Market Street, Ste. 1430                                              Officer (1995-1998), Carson Products Company (cosmetics).
Chattanooga, TN 37402                                                     Director/Trustee, Evergreen Funds (6 portfolios).
-----------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara (50)    Served since                31              Managing Director, U.S. Trust Company of New York
United States Trust           2001.                                       (private bank) (1982-present).
  Company of NY
114 West 47th Street
New York, NY 10036
-----------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris (73)        Served since                33              Vice President, W.H. Reaves and Company (investment
W.H. Reaves and Company       1997.                                       management) (1993-present).
10 Exchange Place
Jersey City, NJ 07302
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                      NUMBER OF
                                                  PORTFOLIOS IN FUND
                                                       COMPLEX                         PRINCIPAL OCCUPATION(S)
NAME, (AGE), AND               LENGTH OF             OVERSEEN BY                       DURING PAST 5 YEARS AND
    ADDRESS                   TIME SERVED              TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
James M. Oates (55)           Served since                31              Chairman, IBEX Capital Markets Inc. (financial services)
IBEX Capital Markets, Inc.,   1997.                                       (1997-present). Managing Director, Wydown Group
60 State Street, Ste. 950                                                 (consulting firm) (1994-present). Director, Investors
Boston, MA 02109                                                          Financial Service Corporation (1995-present), Investors
                                                                          Bank & Trust Corporation (1995-present), Plymouth
                                                                          Rubber Co. (1995-present), Stifel Financial (1996-
                                                                          present), Connecticut River Bancorp (1998-present),
                                                                          Connecticut River Bank (1998-present), 1Mind, Inc. (1999-
                                                                          present) and 1Mind.com (2000-present). Director and
                                                                          Treasurer Endowment for Health, Inc. (2000-present).
                                                                          Chairman, Emerson Investment Management, Inc. (2000-
                                                                          present). Member, Chief Executives Organization (1996-
                                                                          present). Vice Chairman, Massachusetts Housing
                                                                          Partnership (1998-1999). Director, Blue Cross and Blue
                                                                          Shield of New Hampshire (1994-1999), AIB Govett Funds
                                                                          (1991-2000) and Command Systems, Inc. (1998-2000).
                                                                          Director, Phoenix Investment Partners, Ltd. (1995-2001).
-----------------------------------------------------------------------------------------------------------------------------------
Herbert Roth, Jr. (73)        Served since                31              Currently retired. Member, Directors Advisory Council,
134 Lake Street               1997.                                       Phoenix Life Insurance Company (1998-present).
Sherbom, MA 01770                                                         Director, Boston Edison Company (1978-present),
                                                                          Landauer, Inc. (medical services) (1970-present), Tech
                                                                          Ops./Sevcon, Inc. (electronic controllers) (1987-
                                                                          present), and Mark IV Industries (diversified
                                                                          manufacturer) (1985-present). Director, Phoenix Home
                                                                          Life Mutual Insurance Company (1972-1998).
-----------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson (55)      Served since                31              Managing Director, Northway Management (1998-present).
Northway Management           1997.                                       Managing Director, Mullin Associates (1993-1998).
Company
164 Mason Street
Greenwich, CT 06830
-----------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr. (70)   Served since                31              Director, UST Inc. (1995-present), HPSC Inc. (1995-
200 Duke Street               1997.                                       present), Compuware (1996-present) and WWF, Inc. (2000-
Alexandria, VA 22314                                                      present). President, The Trust for America's Health
                                                                          (non-profit) (2001-present). Director, Duty Free
                                                                          International, Inc. (1997-1998).
-----------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEE

      The individual listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


-----------------------------------------------------------------------------------------------------------------------------------
                                                      NUMBER OF
                                                  PORTFOLIOS IN FUND
  NAME, (AGE), AND                                     COMPLEX                         PRINCIPAL OCCUPATION(S)
AND POSITION(S) WITH           LENGTH OF             OVERSEEN BY                       DURING PAST 5 YEARS AND
      TRUST                   TIME SERVED              TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
*Philip R. McLoughlin (55)    Served since                44              Chairman (1997-present), Director (1995-present), Vice
Chairman and President        1997.                                       Chairman (1995-1997) and Chief Executive Officer (1995-
                                                                          present), Phoenix Investment Partners, Ltd. Director,
                                                                          Executive Vice President and Chief Investment Officer,
                                                                          The Phoenix Companies, Inc. (2001-present). Director
                                                                          (1994-present) and Executive Vice President, Investments
                                                                          (1988-present), Phoenix Life Insurance Company. Director
                                                                          (1983-present) and Chairman (1995-present), Phoenix
                                                                          Investment Counsel, Inc. Director (1984-present) and
                                                                          President (1990-2000), Phoenix Equity Planning
                                                                          Corporation. Chairman and Chief Executive Officer,
                                                                          Phoenix/Zweig Advisers LLC (1999-present). Director,
                                                                          PXRE Corporation (Delaware) (1985-present), World Trust
                                                                          Fund (1991-present) Phoenix Distribution Holding
                                                                          Company (2001-present) and Phoenix Investment Management
                                                                          Company (2001-present). Director and Executive Vice
                                                                          President, Phoenix Life and Annuity Company (1996-
                                                                          present). Director and Executive Vice President, PHL
                                                                          Variable Insurance Company (1995-present). Director,
                                                                          Phoenix National Trust Company (1996-present). Director
                                                                          and Vice President, PM Holdings, Inc. (1985-present).
                                                                          Director, PHL Associates, Inc. (1995-present). Director
                                                                          (1992-present) and President (1992-1994), WS Griffith
                                                                          Securities, Inc.
-----------------------------------------------------------------------------------------------------------------------------------



* Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES



-----------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S) HELD WITH
NAME, (AGE), AND               TRUST AND LENGTH OF                    PRINCIPAL OCCUPATION(S)
    ADDRESS                        TIME SERVED                        DURING PAST 5 YEARS AND
-----------------------------------------------------------------------------------------------------------------------------------
Michael E. Haylon (44)        Executive Vice                          Director and Executive Vice President; Investments, Phoenix
                              President since 1997.                   Investment Partners, Ltd. (1995-present). Director (1994-
                                                                      present), President (1995-present), Phoenix Investment
                                                                      Counsel, Inc. Director, Phoenix Equity Planning Corporation
                                                                      (1995-present). Executive Vice President, Phoenix Fund
                                                                      Complex (1993-present).
-----------------------------------------------------------------------------------------------------------------------------------
William R. Moyer (57)         Executive Vice                          Executive Vice President and Chief Financial Officer (1999-
                              President since 1997.                   present), Senior Vice President and Chief Financial Officer
                                                                      (1995-1999), Phoenix Investment Partners, Ltd. Director
                                                                      (1998-present), Senior Vice President, Finance (1990-
                                                                      present), Chief Financial Officer (1996-present), and
                                                                      Treasurer (1998-present), Phoenix Equity Planning
                                                                      Corporation. Director (1998-present), Senior Vice President
                                                                      (1990-present), Chief Financial Officer (1996-present) and
                                                                      Treasurer (1994-present), Phoenix Investment Counsel, Inc.
                                                                      Senior Vice President and Chief Financial Officer, Duff &
                                                                      Phelps Investment Management Co. (1996-present). Vice
                                                                      President, Phoenix Fund Complex (1990-present).
-----------------------------------------------------------------------------------------------------------------------------------
John F. Sharry (51)           Executive Vice                          President, Private Client Group (1999-present), Executive
                              President since 1998.                   Vice President, Retail Division (1997-1999), Phoenix
                                                                      Investment Partners, Ltd. President, Private Client Group,
                                                                      Phoenix Equity Planning Corporation (2000-present).
                                                                      Executive Vice President, Phoenix Fund Complex (1998-
                                                                      present).
-----------------------------------------------------------------------------------------------------------------------------------
Christian C. Bertelson (58)   Vice President since                    Managing Director, Value Equities, Phoenix Investment
                              1997.                                   Counsel, Inc. (1997-present). Senior Vice President and
                                                                      Chief Investment Officer, Zurich Kemper (1996-1997). Vice
                                                                      President and Portfolio Manager, Zurich Kemper Small Cap
                                                                      Fund and Zurich Kemper Contrarian Fund (1996-1997). Senior
                                                                      Vice President, Eagle Asset Management (1993-1996).
-----------------------------------------------------------------------------------------------------------------------------------
Robert A. Driessen (54)       Vice President since                    Vice President and Compliance Officer, Phoenix Investment
                              1999.                                   Partners, Ltd. (1999-present) and Phoenix Investment
                                                                      Counsel, Inc. (1999-present). Vice President, Phoenix Fund
                                                                      Complex (1999-present). Compliance Officer (2000-present)
                                                                      and Associate Compliance Officer (1999), PXP Securities
                                                                      Corp. Vice President, Risk Management Liaison, Bank of
                                                                      America (1996-1999). Vice President, Securities Compliance,
                                                                      The Prudential Insurance Company of America (1993-1996).
                                                                      Branch Chief/Financial Analyst, Securities and Exchange
                                                                      Commission, Division of Investment Management (1972-1993).
-----------------------------------------------------------------------------------------------------------------------------------
John Laforge, III (31)        Vice President since                    Investment Professional with Phoenix Investment Counsel,
                              2001.                                   Inc. since 1997.
-----------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss (49)         Treasurer since 1997.                   Vice President, Fund Accounting (1994-present) and
                                                                      Treasurer (1996-present), Phoenix Equity Planning
                                                                      Corporation. Treasurer, Phoenix Fund Complex (1994-present).
-----------------------------------------------------------------------------------------------------------------------------------
G. Jeffrey Bohne (54)         Secretary since 1997.                   Vice President and General Manager, Phoenix Life Insurance
101 Munson Street                                                     Company (1993-present). Senior Vice President, Mutual Fund
Greenfield, MA                                                        Customer Service (1999-present), Vice President, Mutual
                                                                      Fund Customer Service (1996-1999), Phoenix Equity Planning
                                                                      Corporation. Secretary, Phoenix Fund Complex (1993-present).
-----------------------------------------------------------------------------------------------------------------------------------

1 The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.



20


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PHOENIX INVESTMENT TRUST 97
101 Munson Street
Greenfield, Massachusetts 01301

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                                   1-800-243-1574
Advisor Consulting Group                               1-800-243-4361
Text Telephone                                         1-800-243-1926
Web site                                   WWW.PHOENIXINVESTMENTS.COM





IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574



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                                                          Presorted Standard
                                                             U.S. POSTAGE
                                                                 PAID
                                                            LOUISVILLE, KY
                                                             PERMIT 1051

PHOENIX EQUITY PLANNING CORPORATION
PO Box 150480
Hartford, CT 06115-0480



[LOGO APPEARS HERE]

PHOENIX
INVESTMENT PARTNERS





For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
WWW.PHOENIXINVESTMENTS.COM.










PXP 214 (4/02)